Property and Equipment	12 Months Ended
Jun. 30, 2021
Property and Equipment
Property and Equipment

5. Property and Equipment

	Useful Lives
	(Years)	2021	2020

Automobiles	5	$22,000	$22,000
Computer equipment	3-5	233,500	215,300
Machinery and equipment	3-7	1,047,600	847,500
Furniture and fixtures	4-10	148,800	142,300
Leasehold improvements	3-10	64,400	50,300

		1,516,300	1,277,400
Less accumulated depreciation and amortization		1,103,700	999,100

		$412,600	$278,300

Depreciation expense was $104,600 and $88,700 for the years ended June 30, 2021 and 2020, respectively.